Financial Assets Measured at Amortized Cost - Schedule of Breakdown by Maturity (Details) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Credit cards [Member] | Not Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 6,713,454	R$ 6,081,296
Total, Percentage	86.55%	89.50%
Credit cards [Member] | Not Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 3,143,134	R$ 2,867,453
Total, Percentage	40.52%	42.20%
Credit cards [Member] | Not Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 1,064,669	R$ 983,722
Total, Percentage	13.73%	14.48%
Credit cards [Member] | Not Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 674,421	R$ 614,390
Total, Percentage	8.69%	9.04%
Credit cards [Member] | Not Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 463,697	R$ 412,042
Total, Percentage	5.98%	6.06%
Credit cards [Member] | Not Overdue [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 1,191,719	R$ 1,055,994
Total, Percentage	15.36%	15.54%
Credit cards [Member] | Not Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 158,199
Total, Percentage	2.04%	0.00%
Credit cards [Member] | Not Overdue [Member] | From 3 to 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 7,406
Total, Percentage	0.10%	0.00%
Credit cards [Member] | Not Overdue [Member] | Over 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 10,209	R$ 147,695
Total, Percentage	0.13%	2.18%
Credit cards [Member] | Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 1,043,382	R$ 713,155
Total, Percentage	13.45%	10.50%
Total overdue and not overdue	R$ 7,756,836	R$ 6,794,451
Total overdue and not overdue, Percentage	100.00%	100.00%
Credit cards [Member] | Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 336,894	R$ 444,968
Total, Percentage	4.34%	6.55%
Credit cards [Member] | Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 184,093	R$ 122,001
Total, Percentage	2.37%	1.80%
Credit cards [Member] | Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 143,604	R$ 41,352
Total, Percentage	1.85%	0.61%
Credit cards [Member] | Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 156,052	R$ 63,888
Total, Percentage	2.01%	0.94%
Credit cards [Member] | Overdue [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 108,468	R$ 40,212
Total, Percentage	1.40%	0.59%
Credit cards [Member] | Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 113,985
Total, Percentage	1.47%	0.00%
Credit cards [Member] | Overdue [Member] | From 3 to 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 120
Total, Percentage	0.00%	0.00%
Credit cards [Member] | Overdue [Member] | Over 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 166	R$ 734
Total, Percentage	0.00%	0.01%
Loans to consumers [member] | Not Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 14,510,515	R$ 12,870,381
Total, Percentage	77.00%	79.28%
Loans to consumers [member] | Not Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 201,125	R$ 551,681
Total, Percentage	1.07%	3.40%
Loans to consumers [member] | Not Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 704,266	R$ 440,395
Total, Percentage	3.74%	2.71%
Loans to consumers [member] | Not Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 654,654	R$ 383,779
Total, Percentage	3.47%	2.36%
Loans to consumers [member] | Not Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 428,135	R$ 374,275
Total, Percentage	2.27%	2.31%
Loans to consumers [member] | Not Overdue [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 2,347,220	R$ 1,946,765
Total, Percentage	12.46%	11.99%
Loans to consumers [member] | Not Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 5,210,850	R$ 4,265,978
Total, Percentage	27.65%	26.28%
Loans to consumers [member] | Not Overdue [Member] | From 3 to 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 2,738,279	R$ 2,522,961
Total, Percentage	14.53%	15.54%
Loans to consumers [member] | Not Overdue [Member] | Over 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 2,225,986	R$ 2,384,546
Total, Percentage	11.81%	14.69%
Loans to consumers [member] | Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 4,333,987	R$ 3,363,958
Total, Percentage	23.00%	20.72%
Total overdue and not overdue	R$ 18,844,502	R$ 16,234,339
Total overdue and not overdue, Percentage	100.00%	100.00%
Loans to consumers [member] | Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 68,129	R$ 876,975
Total, Percentage	0.36%	5.40%
Loans to consumers [member] | Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 326,717	R$ 467,730
Total, Percentage	1.73%	2.88%
Loans to consumers [member] | Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 506,679	R$ 398,751
Total, Percentage	2.69%	2.46%
Loans to consumers [member] | Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 702,257	R$ 772,301
Total, Percentage	3.73%	4.76%
Loans to consumers [member] | Overdue [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 1,524,487	R$ 842,991
Total, Percentage	8.09%	5.19%
Loans to consumers [member] | Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 1,014,072	R$ 5,211
Total, Percentage	5.38%	0.03%
Loans to consumers [member] | Overdue [Member] | From 3 to 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 171,451
Total, Percentage	0.91%	0.00%
Loans to consumers [member] | Overdue [Member] | Over 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 20,195
Total, Percentage	0.11%	0.00%
Prepayment of receivables [Member] | Not Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 1,439,018	R$ 963,866
Total, Percentage	99.79%	92.73%
Prepayment of receivables [Member] | Not Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 269,646	R$ 17,981
Total, Percentage	18.70%	1.73%
Prepayment of receivables [Member] | Not Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 228,378	R$ 81,571
Total, Percentage	15.84%	7.85%
Prepayment of receivables [Member] | Not Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 135,535	R$ 61,678
Total, Percentage	9.40%	5.93%
Prepayment of receivables [Member] | Not Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 107,954	R$ 57,798
Total, Percentage	7.49%	5.56%
Prepayment of receivables [Member] | Not Overdue [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 288,860	R$ 336,243
Total, Percentage	20.03%	32.35%
Prepayment of receivables [Member] | Not Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 339,327	R$ 324,638
Total, Percentage	23.53%	31.23%
Prepayment of receivables [Member] | Not Overdue [Member] | From 3 to 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 69,318	R$ 83,956
Total, Percentage	4.81%	8.08%
Prepayment of receivables [Member] | Not Overdue [Member] | Over 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total		R$ 17,981
Total, Percentage	0.00%	1.73%
Prepayment of receivables [Member] | Overdue [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 2,981	R$ 75,586
Total, Percentage	0.21%	7.27%
Total overdue and not overdue	R$ 1,441,999	R$ 1,039,452
Total overdue and not overdue, Percentage	100.00%	100.00%
Prepayment of receivables [Member] | Overdue [Member] | Up to 30 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 2,685	R$ 66,043
Total, Percentage	0.19%	6.35%
Prepayment of receivables [Member] | Overdue [Member] | From 31 to 60 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 205	R$ 8,711
Total, Percentage	0.01%	0.84%
Prepayment of receivables [Member] | Overdue [Member] | From 61 to 90 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 21	R$ 601
Total, Percentage	0.00%	0.06%
Prepayment of receivables [Member] | Overdue [Member] | From 91 to 180 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 23	R$ 218
Total, Percentage	0.00%	0.02%
Prepayment of receivables [Member] | Overdue [Member] | From 181 to 365 days [Member]
Schedule of Breakdown by Maturity [Line Items]
Total	R$ 47	R$ 13
Total, Percentage	0.00%	0.00%
Prepayment of receivables [Member] | Overdue [Member] | From 1 to 3 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total
Total, Percentage	0.00%	0.00%
Prepayment of receivables [Member] | Overdue [Member] | From 3 to 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total
Total, Percentage	0.00%	0.00%
Prepayment of receivables [Member] | Overdue [Member] | Over 5 years [Member]
Schedule of Breakdown by Maturity [Line Items]
Total
Total, Percentage	0.00%	0.00%